Submission	Aug. 30, 2024
Submission [Line Items]
Central Index Key	0001910851
Registrant Name	R1 RCM Inc. /DE
Form Type	Schedule 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES